Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies [Line Items]
Operating lease rental expense incurred	$ 1,966	$ 2,132	$ 2,436
Minimum [Member]
Commitments and Contingencies [Line Items]
Lease term	3 years
Maximum [Member]
Commitments and Contingencies [Line Items]
Lease term	12 years